Schedule of investment property (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
IfrsStatementLineItems [Line Items]
Beginning of the year
Charge for the year			347
End of the year		$ 427	40,058
Gross carrying amount [member] | Office Building [Member]
IfrsStatementLineItems [Line Items]
Beginning of the year
Transfer from PPE	[1]		41,036
Disposals
End of the year			41,036
Depreciation [Member] | Office Building [Member]
IfrsStatementLineItems [Line Items]
Beginning of the year
Charge for the year			347
Transfer from PPE	[1]		631
Disposals
End of the year			₨ 978

[1]	The Group utilised the vacant floor of the office building for its own operations upto November 30, 2025. Effective December 1, 2025, the office space was held for rental purposes. Accordingly, the property has been classified as Investment Property from that date and is no longer classified under Property, Plant and Equipment.